UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	4/30/2017

Item 1. Schedule of Investments

Prudential Day One Income Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	1,789	$18,031
Prudential Core Conservative Bond Fund (Class Q)	5,045	50,353
Prudential Global Real Estate Fund (Class Q)	761	17,797
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	325	3,559
Prudential QMA International Developed Markets Index Fund (Class Q)	1,581	17,929
Prudential QMA Large-Cap Core Equity Fund (Class Q)	2,531	43,031
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	323	3,559
Prudential QMA US Broad Market Index Fund (Class Q)	1,965	21,494
Prudential TIPS Fund (Class Q)	9,391	93,812
Prudential Total Return Bond Fund (Class Q)	3,764	54,050

TOTAL LONG-TERM INVESTMENTS (cost $321,191)		323,615

SHORT-TERM INVESTMENT — 10.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $35,902)	35,902	35,902

TOTAL INVESTMENTS — 100.0% (cost $357,093)(a)(x)		359,517
Liabilities in excess of other assets — 0.0%		(15)

NET ASSETS — 100.0%		$359,502

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$357,093

Appreciation	2,942
Depreciation	(518)

Net Unrealized Appreciation	$2,424

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$359,517	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2010 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	527	$5,310
Prudential Core Conservative Bond Fund (Class Q)	1,486	14,834
Prudential Global Real Estate Fund (Class Q)	224	5,240
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	96	1,048
Prudential QMA International Developed Markets Index Fund (Class Q)	466	5,280
Prudential QMA Large-Cap Core Equity Fund (Class Q)	745	12,672
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	190	2,096
Prudential QMA US Broad Market Index Fund (Class Q)	675	7,385
Prudential TIPS Fund (Class Q)	2,661	26,584
Prudential Total Return Bond Fund (Class Q)	1,109	15,925

TOTAL LONG-TERM INVESTMENTS (cost $94,729)		96,374

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $9,535)	9,535	9,535

TOTAL INVESTMENTS — 100.0% (cost $104,264)(a)(x)		105,909
Liabilities in excess of other assets — 0.0%		(29)

NET ASSETS — 100.0%		$105,880

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$104,264

Appreciation	1,880
Depreciation	(235)

Net Unrealized Appreciation	$1,645

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$105,909	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2015 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	2,563	$25,838
Prudential Core Conservative Bond Fund (Class Q)	6,199	61,866
Prudential Global Real Estate Fund (Class Q)	1,090	25,499
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	465	5,100
Prudential QMA International Developed Markets Index Fund (Class Q)	3,172	35,971
Prudential QMA Large-Cap Core Equity Fund (Class Q)	4,232	71,943
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	927	10,201
Prudential QMA US Broad Market Index Fund (Class Q)	3,754	41,070
Prudential TIPS Fund (Class Q)	12,428	124,159
Prudential Total Return Bond Fund (Class Q)	4,676	67,154

TOTAL LONG-TERM INVESTMENTS (cost $464,409)		468,801

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $46,343)	46,343	46,343

TOTAL INVESTMENTS — 100.0% (cost $510,752)(a)(x)		515,144
Liabilities in excess of other assets — 0.0%		(61)

NET ASSETS — 100.0%		$515,083

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$510,752

Appreciation	5,020
Depreciation	(628)

Net Unrealized Appreciation	$4,392

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$515,144	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2020 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	9,402	$94,775
Prudential Core Conservative Bond Fund (Class Q)	20,839	207,974
Prudential Global Real Estate Fund (Class Q)	3,999	93,534
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,707	18,707
Prudential QMA International Developed Markets Index Fund (Class Q)	13,296	150,774
Prudential QMA Large-Cap Core Equity Fund (Class Q)	18,847	320,401
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	3,398	37,417
Prudential QMA US Broad Market Index Fund (Class Q)	15,490	169,458
Prudential TIPS Fund (Class Q)	41,776	417,346
Prudential Total Return Bond Fund (Class Q)	15,830	227,319

TOTAL LONG-TERM INVESTMENTS (cost $1,724,046)		1,737,705

SHORT-TERM INVESTMENT — 8.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $151,078)	151,078	151,078

TOTAL INVESTMENTS — 100.0% (cost $1,875,124)(a)(x)		1,888,783
Liabilities in excess of other assets — 0.0%		(194)

NET ASSETS — 100.0%		$1,888,589

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,875,124

Appreciation	15,822
Depreciation	(2,163)

Net Unrealized Appreciation	$13,659

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,888,783	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2025 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	10,124	$102,051
Prudential Core Conservative Bond Fund (Class Q)	16,322	162,895
Prudential Global Real Estate Fund (Class Q)	4,305	100,703
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,838	20,144
Prudential QMA International Developed Markets Index Fund (Class Q)	16,107	182,658
Prudential QMA Large-Cap Core Equity Fund (Class Q)	25,071	426,213
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	5,489	60,436
Prudential QMA US Broad Market Index (Class Q)	22,241	243,312
Prudential TIPS Fund (Class Q)	36,814	367,773
Prudential Total Return Bond Fund (Class Q)	15,628	224,424

TOTAL LONG-TERM INVESTMENTS (cost $1,872,597)		1,890,609

SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $142,343)	142,343	142,343

TOTAL INVESTMENTS — 100.0% (cost $2,014,940)(a)(x)		2,032,952
Liabilities in excess of other assets — 0.0%		(159)

NET ASSETS — 100.0%		$2,032,793

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,014,940

Appreciation	20,261
Depreciation	(2,249)

Net Unrealized Appreciation	$18,012

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,032,952	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2030 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	8,235	$83,013
Prudential Core Conservative Bond Fund (Class Q)	12,448	124,232
Prudential Global Real Estate Fund (Class Q)	4,378	102,399
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,869	20,483
Prudential QMA Emerging Markets Equity Fund (Class Q)	1,815	20,656
Prudential QMA International Developed Markets Index Fund (Class Q)	23,658	268,278
Prudential QMA Large-Cap Core Equity Fund (Class Q)	33,991	577,843
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	5,582	61,454
Prudential QMA US Broad Market Index Fund (Class Q)	26,384	288,640
Prudential TIPS Fund (Class Q)	22,878	228,554
Prudential Total Return Bond Fund (Class Q)	13,003	186,719

TOTAL LONG-TERM INVESTMENTS (cost $1,939,141)		1,962,271

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $103,557)	103,557	103,557

TOTAL INVESTMENTS — 100.0% (cost $2,042,698)(a)(x)		2,065,828
Liabilities in excess of other assets — 0.0%		(300)

NET ASSETS — 100.0%		$2,065,528

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,042,698

Appreciation	25,440
Depreciation	(2,310)

Net Unrealized Appreciation	$23,130

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,065,828	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2035 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	6,561	$66,133
Prudential Core Conservative Bond Fund (Class Q)	8,262	82,455
Prudential Global Real Estate Fund (Class Q)	3,488	81,579
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	2,978	32,637
Prudential QMA Emerging Markets Equity Fund (Class Q)	5,783	65,815
Prudential QMA International Developed Markets Index Fund (Class Q)	18,846	213,708
Prudential QMA Large-Cap Core Equity (Class Q)	27,076	460,292
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	5,929	65,278
Prudential QMA US Broad Market Index Fund (Class Q)	27,021	295,613
Prudential TIPS Fund (Class Q)	11,595	115,829
Prudential Total Return Bond Fund (Class Q)	9,205	132,186

TOTAL LONG-TERM INVESTMENTS (cost $1,590,871)		1,611,525

SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $32,915)	32,915	32,915

TOTAL INVESTMENTS — 100.0% (cost $1,623,786)(a)(x)		1,644,440
Liabilities in excess of other assets — 0.0%		(41)

NET ASSETS — 100.0%		$1,644,399

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,623,786

Appreciation	22,138
Depreciation	(1,484)

Net Unrealized Appreciation	$20,654

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,644,440	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2040 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	7,958	$80,216
Prudential Core Conservative Bond Fund (Class Q)	8,019	80,027
Prudential Global Real Estate Fund (Class Q)	4,231	98,954
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	5,418	59,381
Prudential QMA Emerging Markets Equity Fund (Class Q)	8,770	99,801
Prudential QMA International Developed Markets Index Fund (Class Q)	26,378	299,128
Prudential QMA Large-Cap Core Equity Fund (Class Q)	32,846	558,386
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	8,990	98,976
Prudential QMA US Broad Market Index Fund (Class Q)	34,601	378,536
Prudential TIPS Fund (Class Q)	8,038	80,300
Prudential Total Return Bond Fund (Class Q)	9,772	140,323

TOTAL LONG-TERM INVESTMENTS (cost $1,946,047)		1,974,028

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $19,945)	19,945	19,945

TOTAL INVESTMENTS — 100.0% (cost $1,965,992)(a)(x)		1,993,973
Liabilities in excess of other assets — 0.0%		(18)

NET ASSETS — 100.0%		$1,993,955

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,965,992

Appreciation	29,759
Depreciation	(1,778)

Net Unrealized Appreciation	$27,981

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,993,973	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2045 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	4,471	$45,070
Prudential Core Conservative Bond Fund (Class Q)	3,379	33,724
Prudential Global Real Estate Fund (Class Q)	2,377	55,598
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	3,044	33,364
Prudential QMA Emerging Markets Equity Fund (Class Q)	4,927	56,073
Prudential QMA International Developed Markets Index Fund (Class Q)	17,785	201,680
Prudential QMA Large-Cap Core Equity (Class Q)	19,114	324,937
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	6,061	66,733
Prudential QMA US Broad Market Index Fund (Class Q)	18,418	201,489
Prudential TIPS Fund (Class Q)	2,258	22,561
Prudential Total Return Bond Fund (Class Q)	5,491	78,846

TOTAL LONG-TERM INVESTMENTS (cost $1,102,128)		1,120,075

SHORT-TERM INVESTMENT
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $25)	25	25

TOTAL INVESTMENTS — 100.0% (cost $1,102,153)(a)(x)		1,120,100
Liabilities in excess of other assets — 0.0%		(49)

NET ASSETS — 100.0%		$1,120,051

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,102,153

Appreciation	19,014
Depreciation	(1,067)

Net Unrealized Appreciation	$17,947

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,120,100	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2050 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	1,568	$15,808
Prudential Core Conservative Bond Fund (Class Q)	790	7,886
Prudential Global Real Estate Fund (Class Q)	834	19,502
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,068	11,702
Prudential QMA Emerging Markets Equity Fund (Class Q)	2,074	23,602
Prudential QMA International Developed Markets Index Fund (Class Q)	6,238	70,740
Prudential QMA Large-Cap Core Equity (Class Q)	6,704	113,973
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	2,480	27,307
Prudential QMA US Broad Market Index Fund (Class Q)	6,819	74,600
Prudential TIPS Fund (Class Q)	396	3,957
Prudential Total Return Bond Fund (Class Q)	1,651	23,705

TOTAL LONG-TERM INVESTMENTS (cost $384,543)		392,782

SHORT-TERM INVESTMENT — 0.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $9)	9	9

TOTAL INVESTMENTS — 100.0% (cost $384,552)(a)(x)		392,791
Liabilities in excess of other assets — 0.0%		(16)

NET ASSETS — 100.0%		$392,775

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$384,552

Appreciation	8,570
Depreciation	(331)

Net Unrealized Appreciation	$8,239

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$392,791	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2055 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	1,905	$19,206
Prudential Global Real Estate Fund (Class Q)	1,013	23,693
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,297	14,218
Prudential QMA Emerging Markets Equity Fund (Class Q)	2,520	28,674
Prudential QMA International Developed Markets Index Fund (Class Q)	8,000	90,719
Prudential QMA Large-Cap Core Equity Fund (Class Q)	8,426	143,244
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	3,013	33,177
Prudential QMA US Broad Market Index Fund (Class Q)	9,157	100,173
Prudential Total Return Bond Fund (Class Q)	1,671	24,000

TOTAL LONG-TERM INVESTMENTS (cost $466,741)		477,104

SHORT-TERM INVESTMENT — 0.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $9)	9	9

TOTAL INVESTMENTS — 100.0% (cost $466,750)(a)(x)		477,113
Liabilities in excess of other assets — 0.0%		(13)

NET ASSETS — 100.0%		$477,100

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$466,750

Appreciation	10,807
Depreciation	(444)

Net Unrealized Appreciation	$10,363

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$477,113	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2060 Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	295	$2,971
Prudential Global Real Estate Fund (Class Q)	157	3,665
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	268	2,933
Prudential QMA Emerging Markets Equity Fund (Class Q)	390	4,436
Prudential QMA International Developed Markets Index Fund (Class Q)	1,238	14,034
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,347	22,898
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	466	5,133
Prudential QMA US Broad Market Index Fund (Class Q)	1,417	15,496
Prudential Total Return Bond Fund (Class Q)	155	2,228

TOTAL INVESTMENTS — 100.0% (cost $70,080)(a)(x)		73,794
Liabilities in excess of other assets — 0.0%		—

NET ASSETS — 100.0%		$73,794

*	Non-income producing security.
(a)	PGIM Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$70,080

Appreciation	3,848
Depreciation	(134)

Net Unrealized Appreciation	$3,714

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$73,794	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	1,115	$206,085
General Dynamics Corp.	14,197	2,751,237
Raytheon Co.	19,461	3,020,542

		5,977,864

Banks — 6.2%
Bank of America Corp.	76,406	1,783,316
Citigroup, Inc.	29,795	1,761,481
Citizens Financial Group, Inc.	66,252	2,432,111
JPMorgan Chase & Co.	61,058	5,312,046
Wells Fargo & Co.	48,423	2,607,094

		13,896,048

Biotechnology — 2.5%
Alkermes PLC*	2,354	137,121
Amgen, Inc.	893	145,845
Celgene Corp.*	17,241	2,138,746
Shire PLC, ADR	17,840	3,156,966

		5,578,678

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	31,023	6,942,947
S&P Global, Inc.	2,579	346,076

		7,289,023

Chemicals — 1.6%
Air Products & Chemicals, Inc.	2,290	321,745
Celanese Corp. — Series A	6,943	604,319
LyondellBasell Industries NV (Class A Stock)	30,798	2,610,438

		3,536,502

Commercial Services & Supplies — 2.0%
Copart, Inc.*	40,414	1,248,793
Waste Management, Inc.	44,712	3,254,139

		4,502,932

Consumer Finance — 0.3%
Discover Financial Services	9,199	575,765

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	20,343	3,360,867

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	28,689	1,317,112

Electrical Equipment — 1.5%
Emerson Electric Co.	54,467	3,283,271

Energy Equipment & Services — 0.7%
Halliburton Co.	34,318	1,574,510

Equity Real Estate Investment Trusts (REITs) — 3.1%
Crown Castle International Corp.	1,572	148,711
Digital Realty Trust, Inc.	28,026	3,218,506
Senior Housing Properties Trust	161,006	3,464,849

		6,832,066

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	520	92,310
CVS Health Corp.	27,967	2,305,600

		2,397,910

Food Products — 1.5%
Conagra Brands, Inc.	10,251	397,534
General Mills, Inc.	3,971	228,372
Ingredion, Inc.	7,175	888,408
Tyson Foods, Inc. (Class A Stock)	28,106	1,806,092

		3,320,406

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	56,273	3,133,281
Danaher Corp.	15,697	1,308,031

		4,441,312

Health Care Providers & Services — 2.0%
Anthem, Inc.	18,790	3,342,553
Cardinal Health, Inc.	12,014	872,096
McKesson Corp.	1,716	237,306

		4,451,955

Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc. (Class A Stock)	19,354	1,827,405

Industrial Conglomerates — 1.5%
Honeywell International, Inc.	26,110	3,424,065

Insurance — 3.1%
Erie Indemnity Co. (Class A Stock)	15,779	1,953,756
Marsh & McLennan Cos., Inc.	4,969	368,352
Progressive Corp. (The)	30,735	1,220,794
XL Group Ltd. (Bermuda)	81,796	3,423,163

		6,966,065

Internet & Direct Marketing Retail — 9.1%
Amazon.com, Inc.*	11,991	11,091,555
Netflix, Inc.*	34,143	5,196,565
Priceline Group, Inc. (The)*	2,186	4,037,148

		20,325,268

Internet Software & Services — 12.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	61,729	7,129,700
Alphabet, Inc. (Class A Stock)*	9,681	8,950,278
Facebook, Inc. (Class A Stock)*	40,003	6,010,451
Tencent Holdings Ltd. (China), ADR	213,144	6,682,064

		28,772,493

IT Services — 3.2%
Mastercard, Inc. (Class A Stock)	29,169	3,392,938
Visa, Inc. (Class A Stock)	42,110	3,841,274

		7,234,212

Machinery — 1.3%
Deere & Co.	5,256	586,622
Parker-Hannifin Corp.	2,768	445,094
Stanley Black & Decker, Inc.	13,776	1,875,603

		2,907,319

Media — 2.0%
Charter Communications, Inc. (Class A Stock)*	376	129,780
Discovery Communications, Inc. (Class A Stock)*(a)	13,161	378,774
Interpublic Group of Cos., Inc. (The)	46,846	1,104,160
Time Warner, Inc.	22,024	2,186,322
Walt Disney Co. (The)	5,453	630,367

		4,429,403

Multi-Utilities — 0.9%
Dominion Resources, Inc.	26,237	2,031,531

Multiline Retail — 0.6%
Target Corp.	25,925	1,447,911

Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	20,244	2,160,035
Cimarex Energy Co.	10,059	1,173,684
Concho Resources, Inc.*	15,033	1,904,080
Devon Energy Corp.	78,149	3,086,104
EOG Resources, Inc.	25,636	2,371,330
Exxon Mobil Corp.	44,526	3,635,548

		14,330,781

Pharmaceuticals — 6.2%
Allergan PLC	15,968	3,893,956
Bristol-Myers Squibb Co.	63,161	3,540,174
Johnson & Johnson	26,177	3,232,074
Pfizer, Inc.	95,305	3,232,746

		13,898,950

Road & Rail — 0.8%
Union Pacific Corp.	16,173	1,810,729

Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	79,653	2,879,456
NVIDIA Corp.	16,338	1,704,053
QUALCOMM, Inc.	17,583	944,910
Texas Instruments, Inc.	16,208	1,283,350

		6,811,769

Software — 3.7%
Adobe Systems, Inc.*	18,056	2,414,810
Microsoft Corp.	69,350	4,747,701
salesforce.com, Inc.*	12,442	1,071,505

		8,234,016

Specialty Retail — 2.2%
Foot Locker, Inc.	7,103	549,346
Industria de Diseno Textil SA (Spain), ADR	201,822	3,872,964
O’Reilly Automotive, Inc.*	594	147,401
Williams-Sonoma, Inc.	5,852	316,301

		4,886,012

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	71,233	10,232,620

Textiles, Apparel & Luxury Goods — 2.7%
adidas AG (Germany), ADR	44,525	4,465,902
NIKE, Inc. (Class B Stock)	29,154	1,615,423

		6,081,325

Tobacco — 1.7%
Altria Group, Inc.	45,651	3,276,829
Reynolds American, Inc.	8,866	571,857

		3,848,686

TOTAL LONG-TERM INVESTMENTS (cost $170,532,156)		221,836,781

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	1,606,681	1,606,681
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $7,492,745; includes $7,487,735 of cash collateral for securities on loan)(b)(c)	7,491,955	7,493,453

TOTAL SHORT-TERM INVESTMENTS (cost $9,099,426)		9,100,134

TOTAL INVESTMENTS — 103.4% (cost $179,631,582)(d)		230,936,915
Liabilities in excess of other assets — (3.4)%		(7,696,424)

NET ASSETS — 100.0%		$223,240,491

The following abbreviations are used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt
REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,339,322; cash collateral of $7,487,735 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$180,802,436

Appreciation	52,858,630
Depreciation	(2,724,151)

Net Unrealized Appreciation	$50,134,479

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,977,864	$—	$—
Banks	13,896,048	—	—
Biotechnology	5,578,678	—	—
Capital Markets	7,289,023	—	—
Chemicals	3,536,502	—	—
Commercial Services & Supplies	4,502,932	—	—
Consumer Finance	575,765	—	—
Diversified Financial Services	3,360,867	—	—
Diversified Telecommunication Services	1,317,112	—	—
Electrical Equipment	3,283,271	—	—
Energy Equipment & Services	1,574,510	—	—
Equity Real Estate Investment Trusts (REITs)	6,832,066	—	—
Food & Staples Retailing	2,397,910	—	—
Food Products	3,320,406	—	—
Health Care Equipment & Supplies	4,441,312	—	—
Health Care Providers & Services	4,451,955	—	—
Hotels, Restaurants & Leisure	1,827,405	—	—
Industrial Conglomerates	3,424,065	—	—
Insurance	6,966,065	—	—
Internet & Direct Marketing Retail	20,325,268	—	—
Internet Software & Services	28,772,493	—	—
IT Services	7,234,212	—	—
Machinery	2,907,319	—	—
Media	4,429,403	—	—
Multi-Utilities	2,031,531	—	—
Multiline Retail	1,447,911	—	—
Oil, Gas & Consumable Fuels	14,330,781	—	—
Pharmaceuticals	13,898,950	—	—
Road & Rail	1,810,729	—	—
Semiconductors & Semiconductor Equipment	6,811,769	—	—
Software	8,234,016	—	—
Specialty Retail	4,886,012	—	—
Technology Hardware, Storage & Peripherals	10,232,620	—	—
Textiles, Apparel & Luxury Goods	6,081,325	—	—
Tobacco	3,848,686	—	—
Affiliated Mutual Funds	9,100,134	—	—

Total	$230,936,915	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Aerospace & Defense — 4.0%
General Dynamics Corp.	917	$177,705
Lockheed Martin Corp.	1,075	289,659

		467,364

Air Freight & Logistics — 1.9%
FedEx Corp.	1,169	221,759

Banks — 9.5%
Bank of America Corp.	10,703	249,808
BB&T Corp.	3,155	136,233
Citigroup, Inc.	2,123	125,512
JPMorgan Chase & Co.	3,973	345,651
PNC Financial Services Group, Inc. (The)	2,076	248,601

		1,105,805

Beverages — 0.6%
Constellation Brands, Inc. (Class A Stock)	403	69,534

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	1,036	231,857

Chemicals — 2.8%
Air Products & Chemicals, Inc.	1,096	153,988
Dow Chemical Co. (The)	2,775	174,270

		328,258

Communications Equipment — 3.0%
Cisco Systems, Inc.	10,338	352,216

Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	2,590	116,550

Electric Utilities — 1.0%
PG&E Corp.	1,717	115,125

Energy Equipment & Services — 2.5%
Halliburton Co.	4,191	192,283
Schlumberger Ltd.	1,276	92,625

		284,908

Equity Real Estate Investment Trusts (REITs) — 3.8%
Crown Castle International Corp.	638	60,355
CyrusOne, Inc.	3,198	174,739
Equinix, Inc.	283	118,209
QTS Realty Trust, Inc. (Class A Stock)	1,730	92,451

		445,754

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	1,647	292,375

Food Products — 1.0%
Hershey Co. (The)	1,018	110,148

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	2,679	116,912

Hotels, Restaurants & Leisure — 3.8%
Dunkin’ Brands Group, Inc.	2,070	115,630
McDonald’s Corp.	1,497	209,475
Starbucks Corp.	1,972	118,439

		443,544

Household Products — 1.0%
Procter & Gamble Co. (The)	1,261	110,123

Industrial Conglomerates — 3.1%
3M Co.	592	115,931
Honeywell International, Inc.	1,842	241,560

		357,491

IT Services — 5.7%
Accenture PLC (Class A Stock)	585	70,961
Automatic Data Processing, Inc.	784	81,920
DXC Technology Co.*	1,733	130,564
Mastercard, Inc. (Class A Stock)	1,917	222,985
Visa, Inc. (Class A Stock)	1,653	150,786

		657,216

Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	3,194	175,830
Thermo Fisher Scientific, Inc.	1,498	247,664

		423,494

Media — 4.0%
CBS Corp. (Class B)	2,820	187,699
Time Warner, Inc.	1,663	165,086
Twenty-First Century Fox, Inc. (Class A Stock)	3,808	116,296

		469,081

Multi-Utilities — 1.0%
Sempra Energy	1,023	115,619

Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	1,108	118,224
Exxon Mobil Corp.	591	48,255
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	5,163	269,457
Suncor Energy, Inc. (Canada)	9,604	301,181
Williams Cos., Inc. (The)	6,039	184,975

		922,092

Pharmaceuticals — 7.5%
Allergan PLC	955	232,886
Bristol-Myers Squibb Co.	3,084	172,858
Eli Lilly & Co.	2,954	242,405
Pfizer, Inc.	6,540	221,837

		869,986

Road & Rail — 2.6%
Ryder System, Inc.	1,747	118,639
Union Pacific Corp.	1,683	188,428

		307,067

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	3,065	233,553
NVIDIA Corp.	1,328	138,511
Texas Instruments, Inc.	2,918	231,047

		603,111

Software — 5.4%
Intuit, Inc.	1,938	242,657
Microsoft Corp.	5,525	378,241

		620,898

Specialty Retail — 2.5%
Home Depot, Inc. (The)	773	120,665
Ross Stores, Inc.	2,595	168,675

		289,340

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	2,544	365,446

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	2,905	114,428

Tobacco — 2.4%
Altria Group, Inc.	3,811	273,554

TOTAL LONG-TERM INVESTMENTS (cost $9,512,153)		11,201,055

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(a)	369,910	369,910
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(a)	8	8

TOTAL SHORT-TERM INVESTMENTS (cost $369,918)		369,918

TOTAL INVESTMENTS — 99.8% (cost $9,882,071)(b)		11,570,973
Other assets in excess of liabilities — 0.2%		28,640

NET ASSETS — 100.0%		$11,599,613

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipts
REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$9,890,822

Appreciation	1,738,451
Depreciation	(58,300)

Net Unrealized Appreciation	$1,680,151

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$467,364	$—	$—
Air Freight & Logistics	221,759	—	—
Banks	1,105,805	—	—
Beverages	69,534	—	—
Capital Markets	231,857	—	—
Chemicals	328,258	—	—
Communications Equipment	352,216	—	—
Diversified Telecommunication Services	116,550	—	—
Electric Utilities	115,125	—	—
Energy Equipment & Services	284,908	—	—
Equity Real Estate Investment Trusts (REITs)	445,754	—	—
Food & Staples Retailing	292,375	—	—
Food Products	110,148	—	—
Health Care Equipment & Supplies	116,912	—	—
Hotels, Restaurants & Leisure	443,544	—	—
Household Products	110,123	—	—
Industrial Conglomerates	357,491	—	—
IT Services	657,216	—	—
Life Sciences Tools & Services	423,494	—	—
Media	469,081	—	—
Multi-Utilities	115,619	—	—
Oil, Gas & Consumable Fuels	922,092	—	—
Pharmaceuticals	869,986	—	—
Road & Rail	307,067	—	—
Semiconductors & Semiconductor Equipment	603,111	—	—
Software	620,898	—	—
Specialty Retail	289,340	—	—
Technology Hardware, Storage & Peripherals	365,446	—	—
Textiles, Apparel & Luxury Goods	114,428	—	—
Tobacco	273,554	—	—
Affiliated Mutual Funds	369,918	—	—

Total	$11,570,973	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 16, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 16, 2017

*	Print the name and title of each signing officer under his or her signature.